UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

August 31, 2014 (Unaudited)

	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES 123.2%
COAL 0.7%
Natural Resource Partners LP(a),(b)	280,000	$4,446,400

COMPRESSION 2.2%
Compressco Partners, LP	100,000	2,699,000
Exterran Partners, LP(b)	158,460	4,595,340
USA Compression Partners, LP(a),(b)	278,640	7,289,222
		14,583,562
CRUDE/REFINED PRODUCTS 23.0%
Buckeye Partners, LP(a),(b)	566,520	44,755,080
Calumet Specialty Products Partners, LP(b)	96,470	2,929,794
Enbridge Energy Management, LLC(b),(c)	1,051,105	37,650,579
Enbridge Inc. (Canada)(b)	151,588	7,560,579
Gibson Energy Inc (Canada)	74,547	2,499,069
Inter Pipeline Ltd. (Canada)	105,000	3,503,541
Lehigh Gas Partners LP	74,911	2,711,029
Magellan Midstream Partners, LP(b)	95,882	8,047,376
NuStar Energy LP(a),(b)	235,008	15,531,679
NuStar GP Holdings, LLC(b)	170,708	7,348,979
Plains GP Holdings, LP(b)	353,627	10,912,929
Rose Rock Midstream, LP(b)	50,477	3,078,592
SemGroup Corporation(b)	70,958	6,225,145
		152,754,371
DIVERSIFIED MIDSTREAM 44.7%
Altagas Ltd. (Canada)	263,640	12,751,612
CorEnergy Infrastructure Trust, Inc.(b)	319,090	2,552,720
Energy Transfer Equity, LP(b)	493,082	29,905,423
Energy Transfer Partners, LP(b)	485,760	27,906,912
Enterprise Products Partners LP(a),(b)	1,399,934	56,879,318
Kinder Morgan Inc.(b)	174,270	7,016,110
Kinder Morgan Management, LLC(b),(c)	805,061	78,670,544
Martin Midstream Partners, LP	85,000	3,338,800
NGL Energy Partners LP(b)	254,072	10,818,386
Spectra Energy Corp(b)	276,457	11,517,199
Summit Midstream Partners LP	86,173	4,763,643
Williams Companies, Inc.(b)	303,213	18,022,981
Williams Partners LP(a),(b)	618,390	32,780,854
		296,924,502
DIVERSIFIED UTILITIES 1.0%
Dominion Resources, Inc.	45,800	3,216,076
Sempra Energy	29,235	3,098,033
		6,314,109
EXPLORATION & PRODUCTION 0.3%
EV Energy Partners LP	50,000	2,090,000

GATHERING & PROCESSING 18.7%
Access Midstream Partners LP(b)	113,845	7,325,926
Crestwood Equity Partners LP(b)	367,300	4,683,075
Crestwood Midstream Partners LP(b)	301,689	7,047,455
DCP Midstream Partners, LP(a)	209,960	11,879,537
Enlink Midstream Partners, LP(b)	337,100	10,446,729
EQT Corporation	15,677	1,552,964
EQT Midstream Partners, LP(b)	52,650	5,132,849
MarkWest Energy Partners, LP(a),(b)	488,735	38,966,842
Midcoast Energy Partners LP	175,000	3,937,500
Regency Energy Partners LP(a),(b)	289,620	9,551,668
Southcross Energy Partners, LP(b)	366,739	8,108,599
Tallgrass Energy Partners, LP	72,397	3,098,592
Targa Resources Partners LP(b)	162,140	12,063,216
		123,794,952
MARINE SHIPPING/OFFSHORE 12.0%
Dynagas LNG Partners LP	149,200	3,609,148
Golar LNG Partners LP (Marshall Islands)(b)	552,301	21,031,622
Hoegh LNG Partners LP (Marshall Islands)(d)	288,676	7,473,822
KNOT Offshore Partners LP (Marshall Islands)(b)	170,380	4,779,159
Seadrill Partners LLC	265,152	9,155,699
Teekay Offshore Partners LP (Marshall Islands)(b)	763,530	26,906,797
Teekay Shipping Corp (Marshall Islands)	85,000	5,212,200
Transocean Partners LLC (United Kingdom)(d)	60,676	1,729,873
		79,898,320

NATURAL GAS PIPELINES 11.6%
El Paso Pipeline Partners, LP(a),(b)		743,071	$30,882,031
Spectra Energy Partners, LP(a),(b)		139,957	7,976,149
TC Pipelines, LP(a)		109,207	6,401,714
TransCanada Corporation (Canada)(b)		113,070	6,076,226
Veresen Inc. (Canada)(b)		1,503,996	25,755,914
			77,092,034
OIL & GAS STORAGE 0.5%
VTTI Energy Partners LP (United Kingdom)(d)		132,080	3,613,709

PROPANE 2.3%
AmeriGas Partners, L.P.(a)		170,339	7,881,586
Suburban Propane Partners, LP(a),(b)		162,288	7,216,947
			15,098,533
RENEWABLE ENERGY 1.0%
NextEra Energy Partners LP(d)		47,063	1,652,382
Pattern Energy Group Inc.		64,620	2,083,026
TerraForm Power, Inc.(d)		30,250	945,010
TransAlta Renewables Inc.		168,500	1,811,611
			6,492,029
OTHER 5.2%
Cheniere Energy Partners, LP(a),(b)		638,125	21,121,937
Sprague Resources LP		375,000	9,768,750
Westlake Chemical Partners LP(d)		44,843	1,361,433
Westshore Terminals Investment Corp (Canada)		67,744	2,253,564
			34,505,684
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost - $652,986,991)			817,608,205

PREFERRED SECURITIES 12.7%
BANKS 2.3%
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(b),(e)		5,000,000	5,962,500
Farm Credit Bank, 6.75%, due 12/31/49, 144A(e)		23,500	2,482,188
Fifth Third Bancorp, 6.625%, due 12/31/23		90,675	2,491,749
Lloyds Banking Group PLC, 7.500%, due 06/27/24		2,600,000	2,733,250
Societe Generale, 7.878%, due 12/18/23 144A(e)		1,800,000	1,877,310
			15,546,997
BANKS - FOREIGN 2.8%
Banco Bilbao Vizcaya Argentaria, SA, 9.00%, due 5/29/49 (Spain)(b)		2,400,000	2,670,000
Banco Bilbao Vizcaya Argentaria, SA, 7.00%, due 2/19/19 (Spain)		1,200,000	1,657,162
Banco do Brasil, 9.00%, due 6/18/24 144A (Cayman)(e)		2,000,000	2,020,000
Barclays PLC, 8.25%, due 12/29/49 (United Kingdom)		1,000,000	1,061,179
Barclays PLC, 8.125%, due 12/15/14 (United Kingdom)		135,000	3,499,200
Barclays PLC, 8.00%, due 12/15/20 (United Kingdom)		950,000	1,354,503
Credit Agricole SA, 7.875%, due 1/23/24, 144A (France)(e)		1,550,000	1,676,906
Lloyds TSB Bank PLC, 6.657%, due 1/29/49 (United Kingdom)		1,500,000	1,646,250
Nationwide Building Society, 6.875%, due 6/20/19 (United Kingdom)		1,700,000	2,851,160
			18,436,360
CHEMICALS 0.4%
CHS Inc., 7.10%, due 3/31/24		100,000	2,780,000

FINANCE 1.2%
Ally Financial Inc., 8.50%, due 12/31/49		125,000	3,408,750
Colony Financial Inc., 8.50%, due 12/31/49		90,308	2,406,708
Credit Suisse Group AG, 7.50%, due 12/11/23		1,769,000	1,923,788
			7,739,246
GATHERING & PROCESSING 0.1%
DCP Midstream LLC, 5.85%, due 5/21/43 144A(e)		1,075,000	1,048,125

INSURANCE 0.6%
La Mondiale, 7.625%, due 4/23/49 (France)(b)		3,646,000	4,042,503

INTEGRATED TELECOMMUNICATION SERVICES 2.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(e)		2,500	3,143,750
Embarq Corporation, 7.995%, due 6/1/36		4,000,000	4,509,560
Frontier Communications Corporation, 9.00%, due 8/15/31		5,000,000	5,425,000
T-Mobile, 6.542%, due 4/28/20		2,575,000	2,713,406
			15,791,716
MARINE SHIPPING 0.9%
Teekay Offshore Partners LP, 7.25%, due 4/30/18 (Marshall Islands)(b)		231,021	5,870,244

REAL ESTATE 0.3%
American Realty Cap Properties Inc., 6.70%, due 1/3/19		90,000	2,127,600

UTILITIES 1.7%
Enel S.P.A., 8.75%, due 9/24/73, 144A, (Italy)(e)		4,200,000	4,956,000
Integrys Energy Group, 6.00%, due 8/1/73		144,119	3,778,800
Nextera Energy Capital, 5.625%, due 6/15/72		95,000	2,303,750
			11,038,550
TOTAL PREFERRED SECURITIES (Identified cost - $80,828,500)			84,421,341
TOTAL INVESTMENTS (Identified cost - $733,815,491)	135.9%		902,029,546

LIABILITIES IN EXCESS OF OTHER ASSETS	(35.9)		(238,076,819)
NET ASSETS (Equivalent to $24.72 per share based on 26,855,452 shares of common stock oustanding)	100.0%		$663,952,727

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of this security is held by the Cohen & Steers MLP Investment Fund, a wholly-owned subsidiary.

(b)         All or a portion of this security has been pledged as collateral in connection with the Fund’s line of credit agreement. As of August 31, 2014, the total value of securities pledged as collateral for the line of credit agreement was $520,972,681.

(c)          Distributions are paid-in-kind.

(d)         Non-income producing security.

(e)          Resale is restricted to qualified institutional investors. Aggregate holdings equal 3.5% of the net assets of the Fund, of which 0.0% are illiquid.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1.  Organization and Significant Accounting Policies

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on December 13, 2012 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Fund applies investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.  The Fund’s investment objective is to provide attractive total return, comprised of high current income and price appreciation. The Fund had no operations until February 8, 2013 when it sold 5,250 common shares to Cohen & Steers Capital Management Inc. (the investment advisor). Investment operations commenced on March 26, 2013.

Cohen & Steers MLP Investment Fund (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the state of Maryland, was formed on January 30, 2013 and commenced operations on March 26, 2013. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund, consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Fund expects that it will achieve a significant portion of its exposure to Master Limited Partnerships (MLPs) through investment in the Subsidiary. Unlike the Fund, the Subsidiary may invest without limitation in MLPs. As of August 31, 2014, the Fund held an investment of $164,166,935 in the Subsidiary, representing 20.9% of the Fund’s total assets (based on U.S. Federal income tax regulations). The Consolidated Schedule of Investments includes the accounts of the Fund and the Subsidiary. Where the context requires, the “Fund” includes both the Fund and Subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

Note 2.  Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of August 31, 2014.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Instruments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Investments In Securities
Master Limited Partnerships and Related Companies	$817,608,205	$817,608,205	$—	$—
Preferred Securities:
Banks	15,546,997	2,491,749	10,573,060	2,482,188	(b)
Banks - Foreign	18,436,360	3,499,200	14,937,160	—
Finance	7,739,246	5,815,458	1,923,788	—
Gathering Processing	1,048,125	—	1,048,125	—
Insurance	4,042,503	—	4,042,503	—
Integrated Telecommunication Services	15,791,716	—	15,791,716	—
Utilities	11,038,550	6,082,550	4,956,000	—
Other	10,777,844	10,777,844	—	—
Total Investments In Securities(c)	$902,029,546	$846,275,006	$53,272,352	$2,482,188

(a)  Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)  Valued by a pricing service which utilized independent broker quotes.

(c)  Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Master Limited Partnerships and Related Companies — Diversified Midstream	Preferred Securities - Banks
Balance as of November 30, 2013	$2,520,800	$2,520,800	$—
Change in unrealized appreciation (depreciation)	679,200	679,200	—
Transfers into Level 3(a)	2,482,188	—	2,482,188
Transfers out of Level 3(b)	(3,200,000)	(3,200,000)	—
Balance as of August 31, 2014	$2,482,188	$—	$2,482,188

The change in unrealized appreciation (depreciation) attributable to securities owned on August 31, 2014, which were valued using significant unobservable inputs (Level 3) amounted to $172,577.

(a)  As of November 30, 2013, the Fund used significant observable inputs in determining the value of certain investments. As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of the same investments.

(b)  As of November 30, 2013, the Fund used significant unobservable inputs in determining the value of this investment. As of August 31, 2014, the Fund used a quoted price in determining the value of the same investment, which resulted from the expiration of a lockup on these shares on March 3, 2014.

Note 3.  Income Tax Information

As of August 31, 2014, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$733,815,491
Gross unrealized appreciation	$173,855,115
Gross unrealized depreciation	(5,641,060)
Net unrealized appreciation (depreciation)	$168,214,055

Note 4.  Proposed Tax Regulation

On August 2, 2013, the Internal Revenue Service (IRS) issued proposed regulations which, if adopted in their current form, would require the Fund to limit its overall investment in MLPs to no more than 25% of the Fund’s total assets. The proposed regulations would not limit the Fund’s investments in affiliates of MLPs or other Energy Investments structured as corporations rather than as MLPs. The proposal has no immediate impact on the current operations of the Fund. It has not been determined whether, when or in what form these proposed regulations will be adopted, or, if adopted, the impact such regulations may have on the Fund. If ultimately adopted as proposed, the regulations will apply to taxable quarters beginning at least 90 days after publication of the new rules.

The IRS had requested comments on the proposed regulations by October 31, 2013, and received a number of comments. The IRS adoption of the proposed regulations remains uncertain at this time.

The Fund’s investment advisor believes that, in the event the proposed regulations are adopted in their proposed form, the Fund will be able to otherwise continue to pursue its investment objective and strategies by either (i) maintaining its status as a regulated investment company by reducing its investments in MLPs and eliminating the Subsidiary or (ii) converting to a C-Corporation for tax purposes which would allow the Fund to invest up to 100% of its assets in MLPs, but which may have a negative impact on the Fund’s net asset value on the date of conversion as a result of recognition of deferred tax expense on Fund assets not held in the Subsidiary. Any change from the Fund’s current structure may negatively affect the price at which the Fund’s shares trade, and the Fund’s investment returns and distribution yield.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

	Date: October 28, 2014		October 28, 2014